Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Cash flows from operating activities
Net income		$ 2,456	$ 1,324	$ 4,854	$ 3,650
Adjustment for:
Net interest income		(4,176)	(4,417)	(8,527)	(8,809)
Depreciation and amortization		375	363	755	762
Provision for credit losses		496	1,846	1,260	2,772
Equity-settled share-based payment expense		1	1	5	4
Net gain on sale of investment securities		(137)	(239)	(256)	(280)
Net (gain)/loss on divestitures		15		15	(262)
Net income from investments in associated corporations		(113)	(60)	(170)	(151)
Income tax expense		742	423	1,444	894
Changes in operating assets and liabilities:
Trading assets		(6,013)	25,301	(31,840)	8,388
Securities purchased under resale agreements and securities borrowed		(16,101)	19,421	(17,630)	4,845
Loans		(13,693)	(31,342)	(19,544)	(38,245)
Deposits		3,189	23,512	32,174	60,302
Obligations related to securities sold short		2,451	(745)	10,877	1,135
Obligations related to securities sold under repurchase agreements and securities lent		(21,006)	18,396	(15,456)	36,630
Net derivative financial instruments		3,586	2,067	2,959	237
Other, net		(1,167)	12,063	(7,054)	9,478
Dividends received		238	218	455	414
Interest received		6,272	7,425	13,092	15,757
Interest paid		(2,256)	(3,543)	(4,779)	(7,678)
Income tax paid		(662)	(572)	(1,504)	(1,188)
Net cash from/(used in) operating activities		(45,503)	71,442	(38,870)	88,655
Cash flows from investing activities
Interest-bearing deposits with financial institutions		34,287	(30,808)	17,913	(55,334)
Purchase of investment securities		(17,661)	(70,354)	(34,706)	(85,615)
Proceeds from sale and maturity of investment securities		29,507	31,438	57,066	50,700
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(186)		(186)	3,807
Property and equipment, net of disposals		(137)	(308)	(182)	(403)
Other, net		(17)	(145)	(120)	(427)
Net cash from/(used in) investing activities		45,793	(70,177)	39,785	(87,272)
Cash flows from financing activities
Redemption of subordinated debentures				(750)
Redemption of preferred shares		(759)	(265)	(759)	(265)
Proceeds from common shares issued		80	13	138	51
Common shares purchased for cancellation			(146)		(414)
Cash dividends and distributions paid		(1,169)	(1,156)	(2,303)	(2,273)
Distributions to non-controlling interests		(68)	(99)	(85)	(129)
Payment of lease liabilities		(83)	(83)	(172)	(171)
Other, net		500	1,703	313	2,395
Net cash from/(used in) financing activities		(1,499)	(33)	(3,618)	(806)
Effect of exchange rate changes on cash and cash equivalents		(294)	198	(480)	182
Net change in cash and cash equivalents		(1,503)	1,430	(3,183)	759
Cash and cash equivalents at beginning of period	[1]	9,443	10,233	11,123	10,904
Cash and cash equivalents at end of period	[1]	$ 7,940	$ 11,663	$ 7,940	$ 11,663

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).